Earnings/(loss) per share - Computation of diluted earnings per share (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Class A ordinary shares
Numerator:
Interest charges applicable to the Convertible Senior Notes | ¥			¥ 12,171,824	¥ 20,833,583
Allocation of net income attributable to Qudian Inc. for diluted computation	¥ (268,552,622)	$ (38,936,470)	448,623,440	736,911,399
Reallocation of net income attributable to Qudian Inc. as a result of conversion of	(93,411,501)	(13,543,395)	144,261,274	228,180,911
Allocation of net income attributable to Qudian Inc	¥ (361,964,123)	$ (52,479,865)	¥ 605,056,538	¥ 985,925,893
Weighted average number of Class A and Class B ordinary shares outstanding:
Weighted average number of ordinary share outstanding- basic	182,530,000	182,530,000	189,950,000	190,170,000
Conversion of Class B to Class A ordinary shares	63,490,000	63,490,000	63,490,000	63,490,000
Conversion of the Convertible Senior Notes to Class A ordinary share			12,850,000	20.67
Weighted average number of ordinary share outstanding- diluted	246,020,000.00	246,020,000.00	266,290,000	274,330,000
Earnings/(loss) per share - diluted | (per share)	¥ (1.47)	$ (0.21)	¥ 2.27	¥ 3.59
Class B ordinary shares
Numerator:
Interest charges applicable to the Convertible Senior Notes | ¥			¥ 3,810,636	¥ 6,273,649
Allocation of net income attributable to Qudian Inc. for diluted computation	¥ (93,411,501)	$ (13,543,395)	140,450,638	221,907,262
Allocation of net income attributable to Qudian Inc	¥ (93,411,501)	$ (13,543,395)	¥ 144,261,274	¥ 228,180,911
Weighted average number of Class A and Class B ordinary shares outstanding:
Weighted average number of ordinary share outstanding- basic	63,490,000	63,490,000	63,490,000	63,490,000
Weighted average number of ordinary share outstanding- diluted	63,490,000	63,490,000	63,490,000	63,490,000
Earnings/(loss) per share - diluted | (per share)	¥ (1.47)	$ (0.21)	¥ 2.27	¥ 3.59